INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.    INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

7.1.  Cash and cash equivalents

	06/30/2022	06/30/2021	06/30/2020
Cash at bank and on hand	32,912,886	28,327,569	20,176,452
Money market funds	562,380	7,718,544	22,346,409
	33,475,266	36,046,113	42,522,861

7.2.  Other financial assets

	06/30/2022	06/30/2021	06/30/2020
Current
Restricted short-term deposits	265,123	425,976	4,390,458
US Treasury bills	—	7,885,937	7,768,410
Other investments	5,136,010	2,849,485	1,277,525
	5,401,133	11,161,398	13,436,393

	06/30/2022	06/30/2021	06/30/2020
Non-current
Shares of Bioceres S.A.	444,870	355,251	321,705
Other investments	174,971	742,211	998
	619,841	1,097,462	322,703

Variations in the allowance for uncollectible trade receivables are reported in Note 7.18. The book value is reasonably approximate to the fair value given its short-term nature.

The book value is reasonably approximate to the fair value given its short-term nature.

7.3.	Trade receivables

	06/30/2022	06/30/2021	06/30/2020
Current
Trade debtors	111,950,965	87,709,287	53,047,035
Allowance for impairment of trade debtors	(7,142,252)	(5,858,503)	(3,886,832)
Shareholders and other related parties (Note 17)	640,258	—	1,090,004
Allowance for impairment of shareholders and other related parties (Note 17)	—	—	(768)
Allowance for credit notes to be issued	(1,961,463)	(2,987,398)	(2,285,197)
Trade debtors - Joint ventures and associates (Note 17)	22,429	221,048	120,992
Deferred checks	8,242,373	9,699,738	25,461,399
	111,752,310	88,784,172	73,546,633
Non-current
Trade debtors	200,412	135,739	—
	200,412	135,739	—

The book value is reasonably approximate to the fair value given its short-term nature.

7.4.	Other receivables

	06/30/2022	06/30/2021	06/30/2020
Current
Taxes	9,071,643	6,048,533	2,205,342
Receivables for PPE sales	1,734,281	—	—
Other receivables - Other related parties (Note 17)	1,182	1,547	2,102
Other receivables - Parents companies and related parties to Parents (Note 17)	—	770,549	102,069
Other receivables - Joint ventures and associates (Note 17)	2,987,765	2,219,863	1,562,340
Prepayments to suppliers	4,648,164	1,646,614	379,914
Prepayments to suppliers - Shareholders and other related parties (Note 17)	—	132,625	81,737
Reimbursements over exports	10,549	10,547	29,077
Prepaid expenses and other receivables	1,110	1,021	128,650
Loans receivables	230,000	230,000	230,000
Miscellaneous	642,890	92,406	49,441
	19,327,584	11,153,705	4,770,672

	06/30/2022	06/30/2021	06/30/2020
Non-current
Taxes	218,159	862,771	328,701
Reimbursements over exports	2,036,040	1,680,371	1,293,958
Miscellaneous	—	—	80,914
	2,254,199	2,543,142	1,703,573

The book value of financial instruments in this note is reasonable.

7.5.	Inventories

	06/30/2022	06/30/2021	06/30/2020
Seeds	1,183,915	404,774	1,300,998
Resale products	35,080,737	21,368,521	13,843,157
Manufactured products	21,725,042	10,902,683	8,079,553
Goods in transit	4,340,232	1,169,303	1,292,239
Supplies	17,534,434	6,320,594	5,930,471
Agricultural products	47,284,512	21,984,626	—
Allowance for obsolescence	(1,104,750)	(1,112,950)	(1,107,870)
	126,044,122	61,037,551	29,338,548

The roll-forward of allowance for obsolescence is in Note 7.18. Inventories recognized as an expense during the years ended June 30, 2022, 2021 and 2020 amounted to $190,283,802 , $102,369,869 and $86,179,252, respectively. Those expenses were included in cost of sales.

7.6.Biological assets

HB4® Program

Bioceres’ HB4 Program is an identity-preserved production system for growing drought-tolerant soy and wheat. It has multiple objectives, which include expanding Bioceres’ seed inventories, allowing growers to field test Bioceres’ HB4 technology, providing fields for product demonstrations and validating the products’ regional positioning.

HB4 seed varieties produced through the program are commercialized as an integrated product. The seed treatment process to produce the integrated seed product utilizes customized microbial solutions for seed nutrition and protection, including biological fungicides. For HB4 Soy, inoculants are also integrated, including last generation microbiological formulations that ensures greater microorganism survival over the seed, greater nodular dry mass, and better biological fixation of nitrogen.

In addition to providing the integrated seed solution for planting, the HB4 program comprises Bioceres’ next-generation crop nutrition and protection technologies for growing both crops. The HB4 program also includes digital apps that give growers access to satellite-based images and data for monitoring crop health, soil conditions and weather, information that helps optimize crop yields. In addition to generating extensive and detailed data from each grower’s HB4 production fields, Bioceres is applying and leveraging data science and blockchain technology throughout the value chain - in crop storage, logistics and processing in order to guarantee HB4 identity and a complete farm-to-fork traceability.

Joint operation with Espartina S.A.

On November 15, 2021, Rizobacter Argentina S.A., a subsidiary of the Company, entered into an agreement with Espartina S.A. (“Espartina”) to share its business of producing grain crops. The joint operation is classified as a joint agreement as established in IFRS 11, while the parties are entitled to the assets and obligations over the related liabilities. Rizobacter Argentina S.A. recognizes as a joint operator, in relation to its participation, assets, liabilities, income and expenses. The production obtained is distributed according to the contributions made by each party. The in-kind contributions made during the period amount to $1.6 million. Each party decides the means of commercialization and the destination of the grains produced.

Under the agreement, Rizobacter provides inputs and money necessary for producing the grains and according to the established participation percentages. For its participation, Espartina contributes all cultivation practices in fields, inputs not provided by Rizobacter, and all administrative expenses related to production.

Changes in Biological assets:

	Soybean	Corn	Wheat	Sunflower	Barley	Total
Beginning of the year	54,162	27,646	2,230,959	—	3,071	2,315,838
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,539,061	1,088,089	1,601,002	31,042	128,836	6,388,030
Costs incurred during the year	10,888,076	756,821	20,623,599	31,812	83,356	32,383,664
Exchange differences	122,077	6,996	564,649	296	776	694,794
Decrease due to harvest	(14,603,376)	(1,879,552)	(24,975,796)	(63,150)	(203,139)	(41,725,013)
Year ended June 30, 2022	—	—	44,413	—	12,900	57,313

The closing balances as of June 30, 2021 of HB4 Soy and HB4 Wheat are included as opening balances for the year ended June 30, 2022 in the Soy and Wheat columns, respectively.

	Soybean	Corn	Wheat	Barley	HB4 Soy	HB4 Wheat	Total
Beginning of the year	105,101	271,754	45,639	34,050	—	509,184	965,728
Initial recognition and changes in the fair value of biological assets at the point of harvest	981,551	250,443	284,903	35,847	741,799	531,712	2,826,255
Costs incurred during the year	252,504	417,586	241,610	37,115	17,716,018	7,053,929	25,718,762
Exchange differences	(113,718)	(153,795)	(65,797)	(16,876)	(2,823,643)	(1,153,734)	(4,327,563)
Decrease due to harvest	(1,171,276)	(758,342)	(484,044)	(87,065)	(15,634,174)	(4,732,443)	(22,867,344)
Year ended June 30, 2021	54,162	27,646	22,311	3,071	—	2,208,648	2,315,838

	Soybean	Corn	Wheat	Barley	HB4 Wheat	Total
Beginning of the year	237,723	32,856	—	—	—	270,579
Initial recognition and changes in the fair value of biological assets	198,932	252,056	202,543	63,210	—	716,741
Decrease due to harvest	(447,132)	(252,372)	(227,303)	(59,626)	—	(986,433)
Cost incurred during the year	284,951	314,950	87,615	38,033	509,184	1,234,733
Exchange differences	(169,373)	(75,736)	(17,216)	(7,567)	—	(269,892)
Year ended June 30, 2020	105,101	271,754	45,639	34,050	509,184	965,728

7.7.Property, plant and equipment

Property, plant and equipment as of June 30, 2022, 2021 and 2020, included the following:

	06/30/2022	06/30/2021	06/30/2020
Gross carrying amount	71,521,454	63,974,402	54,527,392
Accumulated depreciation	(21,613,129)	(16,019,806)	(13,012,286)
Net carrying amount	49,908,325	47,954,596	41,515,106

1.   Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2022	06/30/2021	06/30/2020
Office equipment	269,538	288,920	188,280
Vehicles	2,665,074	1,835,634	1,149,455
Equipment and computer software	231,676	67,105	32,448
Fixtures and fittings	3,546,919	2,967,431	3,679,075
Machinery and equipment	5,811,960	5,125,728	5,449,233
Land and buildings	34,240,384	35,674,513	29,746,076
Buildings in progress	3,142,774	1,995,265	1,270,539
Total	49,908,325	47,954,596	41,515,106

2.   Gross carrying amount as of June 30, 2022 is as follows

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of the year	Additions	Transfers	Disposals	translation	Revaluation	end of the year
Office equipment	762,825	35,039	—	—	110,140	—	908,004
Vehicles	3,512,217	1,113,557	8,238	(233,674)	861,641	—	5,261,979
Equipment and computer software	592,126	235,216	—	(59,016)	157,023	—	925,349
Fixtures and fittings	5,637,943	—	397,628	(13)	1,570,831	—	7,606,389
Machinery and equipment	9,987,811	656,043	86,945	(46,303)	2,333,334	—	13,017,830
Land and buildings	41,486,215	—	188,222	(1,345,352)	9,458,810	(9,128,766)	40,659,129
Buildings in progress	1,995,265	1,418,935	(681,033)	(427,093)	836,700	—	3,142,774
Total	63,974,402	3,458,790	—	(2,111,451)	15,328,479	(9,128,766)	71,521,454

Transfers corresponds to reclassifications to leased assets from finance leases assets.

3.   Accumulated depreciation as of June 30, 2022 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
Class	the year	Disposals	Of the year	translation	Revaluation	of the year
Office equipment	473,905	—	55,420	109,141	—	638,466
Vehicles	1,676,583	(211,024)	956,409	174,937	—	2,596,905
Equipment and computer software	525,021	(58,667)	136,708	90,611	—	693,673
Fixtures and fittings	2,670,512	—	728,528	660,430	—	4,059,470
Machinery and equipment	4,862,083	(5,016)	1,169,606	1,179,197	—	7,205,870
Land and buildings	5,811,702	—	722,334	1,453,483	(1,568,774)	6,418,745
Total	16,019,806	(274,707)	3,769,005	3,667,799	(1,568,774)	21,613,129

4.   Gross carrying amount as of June 30, 2021 is as follows:

	Gross carrying amount
			Additions
	As of the		from			Foreign
	beginning		business			currency		As of the
Class	of year	Additions	combination	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	579,882	66,331	5,491	—	(5,622)	116,743	—	762,825
Vehicles	2,977,542	987,101	466,024	—	(1,045,656)	127,206	—	3,512,217
Equipment and computer software	465,679	66,263	13,952	—	—	46,232	—	592,126
Fixtures and fittings	5,480,431	50,976	—	85,490	—	21,046	—	5,637,943
Machinery and equipment	9,054,701	604,307	—	—	(10,240)	339,043	—	9,987,811
Land and buildings	34,698,618	—	1,466,578	2,517,158	—	4,022,972	(1,219,111)	41,486,215
Buildings in progress	1,270,539	1,030,847	—	(438,492)	—	132,371	—	1,995,265
Total	54,527,392	2,805,825	1,952,045	2,164,156	(1,061,518)	4,805,613	(1,219,111)	63,974,402

5.   Accumulated depreciation as of June 30, 2021 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals /		currency		as of the end
Class	year	Transfers	Of the year	translation	Revaluation	of year
Office equipment	391,602	(3,265)	45,174	40,394	—	473,905
Vehicles	1,828,087	(974,102)	689,273	133,325	—	1,676,583
Equipment and computer software	433,231	—	50,949	40,841	—	525,021
Fixtures and fittings	1,801,356	—	683,537	185,619	—	2,670,512
Machinery and equipment	3,605,468	(10,239)	898,522	368,332	—	4,862,083
Land and buildings	4,952,542	—	681,084	517,991	(339,915)	5,811,702
Total	13,012,286	(987,606)	3,048,539	1,286,502	(339,915)	16,019,806

6.   Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	629,119	42,658	—	—	(91,895)	—	579,882
Vehicles	3,604,537	248,800	(264,069)	(139,369)	(472,357)	—	2,977,542
Equipment and computer software	955,657	27,961	(375,242)	—	(142,697)	—	465,679
Fixtures and fittings	6,438,430	14,985	20,801	—	(993,785)	—	5,480,431
Machinery and equipment	10,233,501	556,693	(598,561)	—	(1,136,932)	—	9,054,701
Land and buildings	34,530,114	3,261	36,487	—	(4,772,065)	4,900,821	34,698,618
Buildings in progress	668,614	752,339	(57,288)	—	(93,126)	—	1,270,539
Total	57,059,972	1,646,697	(1,237,872)	(139,369)	(7,702,857)	4,900,821	54,527,392

7.   Accumulated depreciation as of June 30, 2020 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of	Disposals/		currency		as of the end
Class	year	Transfers	Of the year	translation	Revaluation	of year
Office equipment	415,682	—	35,879	(59,959)	—	391,602
Vehicles	1,818,836	(173,482)	426,623	(243,890)	—	1,828,087
Equipment and computer software	832,185	(307,816)	28,170	(119,308)	—	433,231
Fixtures and fittings	1,701,034	—	338,092	(237,770)	—	1,801,356
Machinery and equipment	3,896,810	(279,322)	553,399	(565,419)	—	3,605,468
Land and buildings	4,560,877	—	627,973	(604,216)	367,908	4,952,542
Total	13,225,424	(760,620)	2,010,136	(1,830,562)	367,908	13,012,286

The depreciation charge is included in Notes 8.3 and 8.4.The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 20.

Revaluation of property, plant and equipment

At a minimum, the Group updates their assessment of the fair value of its land and buildings at the end of each reporting year (after the revaluation policy was adopted), taking into account the most recent independent valuations and market data. Valuations were performed at June 30, 2022. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 3.

The following are the carrying amounts that would have been recognized if land and building were stated at cost.

	Value at cost
Class of property	06/30/2022	06/30/2021	06/30/2020
Land and buildings	20,661,443	17,937,729	12,549,876

7.8.	Intangible assets

Intangible assets as of June 30, 2022, 2021 and 2020 included the following

	06/30/2022	06/30/2021	06/30/2020
Gross carrying amount	94,229,557	78,019,203	42,832,837
Accumulated amortization	(17,524,688)	(10,676,841)	(7,499,373)
Net carrying amount	76,704,869	67,342,362	35,333,464

Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying	Net carrying
	amount	amount	amount
Class	06/30/2022	06/30/2021	06/30/2020
Seed and integrated products
HB4 soy and breeding program	29,802,534	27,611,142	7,345,923
Integrated seed products	3,137,158	2,558,220	2,296,955
Crop nutrition
Microbiological products	5,792,348	3,996,657	2,503,631
Other intangible assets
Trademarks and patents	8,267,041	6,923,256	6,374,782
Software	2,167,985	1,849,041	686,965
Customer loyalty	22,537,803	19,404,046	16,125,208
RG/RS/OX Wheat	5,000,000	5,000,000	—
Total	76,704,869	67,342,362	35,333,464

1.     Gross carrying amount as of June 30, 2022 is as follows:

	Gross carrying amount
	As of the		Foreign
	beginning of		currency	As of the end
Class	the year	Additions	translation	of the year
Seed and integrated products
HB4 soy and breeding program	27,611,142	3,759,946	—	31,371,088
Integrated seed products	2,558,220	—	622,935	3,181,155
Crop nutrition	—
Microbiological products	6,037,680	1,389,738	1,428,003	8,855,421
Other intangible assets	—
Trademarks and patents	9,824,171	—	2,358,874	12,183,045
Software	3,784,593	389,039	1,002,741	5,176,373
Customer loyalty	23,203,397	—	5,259,078	28,462,475
RG/RS/OX Wheat	5,000,000	—	—	5,000,000
Total	78,019,203	5,538,723	10,671,631	94,229,557

2.      Accumulated amortization as of June 30, 2022 is as follows:

	Amortization
	Accumulated
	as of			Accumulated
	beginning of		Foreign currency	as of the end
Class	the year	Of the year	translation	of the year
Seed and integrated products
HB4 soy and breeding program	—	1,568,554	—	1,568,554
Integrated seed products	—	43,997	—	43,997
Crop nutrition
Microbiological products	2,041,023	505,133	516,917	3,063,073
Other intangible assets
Trademarks and patents	2,900,915	277,990	737,099	3,916,004
Software	1,935,552	591,077	481,759	3,008,388
Customer loyalty	3,799,351	1,174,641	950,680	5,924,672
Total	10,676,841	4,161,392	2,686,455	17,524,688

3.     Gross carrying amount as of June 30, 2021 is as follows:

	Gross carrying amount
			Additions
	As of the		from		Foreign
	beginning of		business	Transfers /	currency	As of the
Class	year	Additions	combination	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program (1)	7,345,923	20,471,002	—	(205,783)	—	27,611,142
Integrated seed products	2,296,955	—	—	—	261,265	2,558,220
Crop nutrition
Microbiological products	3,867,593	1,791,008	—	(51,716)	430,795	6,037,680
Other intangible assets
Trademarks and patents	8,432,746	4,834	499,329	—	887,262	9,824,171
Software	2,088,929	2,205,796	—	(711,441)	201,309	3,784,593
Customer loyalty	18,800,691	—	2,424,568	—	1,978,138	23,203,397
GLA/ARA safflower (Note 6)	—	2,931,699	—	(2,931,699)	—	—
RG/RS/OX Wheat (Note 6)	—	5,000,000	—	—	—	5,000,000
Total	42,832,837	32,404,339	2,923,897	(3,900,639)	3,758,769	78,019,203

(1)Of the total additions, $18.4 million are associated with Arcadia’s transaction mentioned in Note 6.

4.      Accumulated amortization as of June 30, 2021 is as follows:

	Amortization
	Accumulated
	as of		Foreign	Accumulated
	beginning of		currency	as of the end of
Class	year	Of the year	translation	year
Crop nutrition
Microbiological products	1,363,962	523,992	153,069	2,041,023
Other intangible assets
Trademarks and patents	2,057,964	626,420	216,531	2,900,915
Software	1,401,964	396,207	137,381	1,935,552
Customer loyalty	2,675,483	842,363	281,505	3,799,351
Total	7,499,373	2,388,982	788,486	10,676,841

5.     Gross carrying amount as of June 30, 2020 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the
Class	year	Additions	Disposals	translation	end of year
Seed and integrated products
HB4 soy and breeding program	6,120,336	1,225,587	—	—	7,345,923
Integrated seed products	2,627,946	38,143	—	(369,134)	2,296,955
Crop nutrition
Microbiological products	3,267,200	1,358,315	(286,496)	(471,426)	3,867,593
Other intangible assets
Trademarks and patents	9,810,822	—	—	(1,378,076)	8,432,746
Software	2,149,340	233,434	—	(293,845)	2,088,929
Customer loyalty	21,873,093	—	—	(3,072,402)	18,800,691
Total	45,848,737	2,855,479	(286,496)	(5,584,883)	42,832,837

6.     Accumulated amortization as of June 30, 2020, is as follows

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end of
Class	year	Of the period	Disposals	translation	year
Crop nutrition
Microbiological products	1,059,083	471,135	(17,495)	(148,761)	1,363,962
Other intangible assets
Trademarks and patents	1,747,174	556,206	—	(245,416)	2,057,964
Software	1,154,617	399,090	—	(151,743)	1,401,964
Customer loyalty	2,271,437	723,103	—	(319,057)	2,675,483
Total	6,232,311	2,149,534	(17,495)	(864,977)	7,499,373

The amortization charge is included in Notes 8.3 and 8.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets related to biotechnology projects because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

7.9.	Goodwill

	06/30/2022	06/30/2021	06/30/2020
Rizobacter Argentina S.A.	28,080,271	22,277,336	20,094,633
Bioceres Crops S.A.	7,523,324	6,003,780	5,432,222
Insumos Agroquímicos S.A.	470,090	470,090	—
	36,073,685	28,751,206	25,526,855

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Among the main groups of products are i) microbiological products (bio-inductors/inoculants, biological fertilizers and bio-controllers); ii) crop and seed protection (treatments, adjuvants, baits, stored grains and seed treatment); and iii) crop nutrition (fertilizers). Packs are generally a combination of a microbiological product (bio-inductors/inoculants) with a crop and seed protection product (treatments).

Bioceres Crops CGU. This CGU is composed of the expected revenues from the commercialization of intensive R&D products that previously were allocated on the equity participation.

Insuagro CGU. This CGU is composed of all revenues collected through Insuagro from the production and sale of proprietary and third-party products, both in the domestic markets.

Management has made the estimates considering the cash flow projections projected by the management and third-party valuation reports on the assets, intangible assets and liabilities assumed. The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 17% for Rizobacter and Bioceres Crops and 22% for Insuagro.

The weighted average cost of capital (“WACC”) rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGUs was used.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGUs has been estimated by the management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGUs

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Management believes that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

The variations in goodwill occurred during the years, besides the addition of Insuagro CGU, correspond to translation differences. There have been no goodwill impairment indicators.

7.10.	Trade and other payables

	06/30/2022	06/30/2021	06/30/2020
Trade creditors	94,653,017	51,389,515	37,139,351
Shareholders and other related parties (Note 17)	44,579	52,864	1,031,710
Trade creditors - Parent company (Note 17)	670,730	193,718	2,210,308
Trade creditors - Joint ventures and associates (Note 17)	29,082,325	17,669,027	14,409,853
Taxes	1,265,771	2,556,945	2,163,552
Miscellaneous	133,198	229,339	335,088
	125,849,620	72,091,408	57,289,862

The book value of financial instruments in this note is reasonable.

7.11.       Borrowings

	06/30/2022	06/30/2021	06/30/2020
Current
Bank overdrafts	—	32,838	73,362
Bank borrowings	48,305,535	33,684,287	47,646,912
Corporate bonds	12,845,934	24,742,752	12,611,940
Trust debt securities	6,492,733	3,470,448	—
Net loans payables- Parents companies and related parties to Parent (Note 17)	3,657,266	3,578,921	3,389,521
Subordinated loan	—	11,276,611	—
	71,301,468	76,785,857	63,721,735
Non-current
Subordinated loan	—	—	10,364,045
Bank borrowings	9,912,901	4,161,827	3,497,671
Corporate bonds	61,264,268	37,826,641	18,364,894
Net loans payables- Parent companies and related parties to Parent (Note 17)	3,000,000	6,000,000	9,000,000
	74,177,169	47,988,468	41,226,610

The carrying value of some borrowings as of June 30, 2022, 2021 and 2020 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2022		06/30/2021		06/30/2020
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	48,305,535	46,589,131	33,684,287	32,770,615	47,646,912	43,046,111
Corporate Bonds	12,845,934	12,467,941	24,742,752	24,085,087	12,611,940	11,997,981

Non-current
Bank borrowings	9,912,901	9,344,755	4,161,827	3,864,666	3,497,671	3,072,395
Corporate Bonds	61,264,268	56,550,746	37,826,641	32,656,097	18,364,894	16,135,876

7.12.   Employee benefits and social security

	06/30/2022	06/30/2021	06/30/2020
Current
Salaries, accrued incentives, vacations and social security	7,337,774	2,341,351	2,960,542
Key management personnel (Note 17)	281,347	2,338,727	1,550,050
	7,619,121	4,680,078	4,510,592

Non-current
Key management personnel (Note 17)	—	—	534,038
	—	—	534,038

7.13.   Deferred revenue and advances from customers

	06/30/2022	06/30/2021	06/30/2020
Advances from customers	5,895,313	6,277,313	2,865,437
	5,895,313	6,277,313	2,865,437

7.14.   Government grants

	06/30/2022	06/30/2021	06/30/2020
At of the beginning of the year	784	3,605	10,208
Received during the year	1,766	4,749	32,073
Currency conversion difference	(2,550)	(5,268)	(13,944)
Released to the statement of profit or loss	—	(2,302)	(24,732)
At the end of the year	—	784	3,605

The Group received government grants to fund research and development projects, some of which are related to the acquisition of property, plant and equipment while others are related to payment for certain expenses like salaries or inputs. Grants are generally implemented through direct payments to the supplier, delivery of cash or loans at subsidized rates. There are neither unfulfilled conditions nor other contingencies attaching to government grants or government assistance.

7.15.Provisions

	06/30/2022	06/30/2021	06/30/2020
Provisions for contingencies	603,022	449,847	417,396
	603,022	449,847	417,396

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 7.18.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

7.16.Private warrants

	06/30/2022	06/30/2021	06/30/2020
Private warrants	—	—	1,686,643
	—	—	1,686,643

Private warrants did not reach the fixed-for-fixed’ condition mentioned in the subsection b) of the Note 4.13. Therefore, they were classified as a financial liability and valued at its fair value applying a simulation model of the share price trajectory under the hypothesis of geometric Brownian motion.

At inception, the fair value of Private warrants using a volatility of 32% (implied volatility of Public warrants), share price of $5.35 and risk-free rate of 2.43%, was $3.4 million. As of June 30, 2019, their fair value using a share price of $5.30 and risk-free rate of 1.7631%, decrease to $2.8 million and the Group recognized a finance gain of $0.6 million. As of June 30, 2020, their fair value using a share price of $6.06 and risk-free rate of 0.29%, decrease to $1.7 million and the Group recognized a finance gain of $1.2 million.

On August 24, 2020, the Company completed an offer to exchange any and all of its 24,200,000 outstanding warrants, for either 0.12 Ordinary Shares (the “Exchange Shares”) or $0.45 in cash per Warrant, without interest (the “Cash Consideration”, and together with the Exchange Shares, the “Exchange Consideration”), at the election of the holder (the “Offer”). The Offer was made upon the terms and subject to the conditions set forth in the Company’s Tender Offer Statement and Schedule 13E-3 Statement on Schedule TO, originally filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on July 27, 2020, as amended and supplemented, and the related letter of election and transmittal and other offer materials.

Based on information provided by Continental Stock Transfer & Trust Company, the depositary for the Offer, a total of 21,938,774 warrants were validly tendered and not properly withdrawn prior to the expiration of the Offer. The Company accepted for exchange all such Warrants and paid an aggregate amount of approximately $115,062 of the Cash Consideration and issued an aggregate of 2,601,954 Exchange Shares in exchange for the warrants tendered.

Following the Offer, the Company redeemed the 2,261,226 warrants that were not validly tendered or exchanged pursuant to the Offer for $0.405 in cash per warrant. The Company paid an aggregate amount of approximately $915,796 for these warrants.

As a result of the Offer and the redemption of the warrants, the Group recognized a total financial loss of $6.2 million in “Changes in fair value of financial assets or liabilities and other financial results” (Note 8.6) as consequence of the comparison between the fair value as of June 30, 2020 and the total amount paid.

7.17.  Convertible notes

On March 6, 2020, we issued $42.5 million convertible notes (“Notes”) in a private placement. The Notes originally would mature on March 6, 2023 unless earlier converted or repurchased. The conversion price of the Notes was $8.00 per share (the “Strike Price”). The Notes were convertible into cash, ordinary shares or a combination of cash and shares at the holders’ option upon maturity or the occurrence of a change of control. At any time prior to maturity, we could elect to convert the Notes into ordinary shares through a mandatory conversion, provided that our free float exceeds $100 million and the share price has traded above the Strike Price for 10 consecutive days.

The Convertible notes accrued interest payable semi-annually beginning on June 15, 2020 at a rate of 11.5% per year payable in cash or in kind at our option. Payments in kind were capitalized by adding such interest to the outstanding principal amount of the Notes on each corresponding interest payment date.

On March 16, 2022, Bioceres entered into an agreement with the holders of the Notes to convert 75% of the outstanding principal amount of $49.1 million into 4.6 million of shares that were issued on April 1, 2022.

On August 5, 2022, we issued new secured guaranteed notes corresponding to the remaining 25% of the outstanding capital and the repurchase of the underlying 1,526,454 common shares for $24 million. The secured guaranteed notes mature 48 months after the issue date and bear interest at 9.0% from the issue date through 24 months after the issue date, 13.0% from 25 through 36 months after the issue date and 14.0% from 37 through 48 months after the issue date. Interest is payable semi-annually. They have no conversion rights into Bioceres ordinary shares. Bioceres can repurchase the new notes at par value at the end of months 24 and 36.

Additionally, on August 8, 2022, the Group has issued secured guaranteed convertible notes for a total principal amount of $55 million. The notes have a 4-year maturity and accrue interest at an annual interest rate of 9%, of which 5% is payable in cash and 4% in-kind. At any time up to maturity the note holders might opt to convert the outstanding principal amount into common shares of Bioceres at a strike price of $18 per share. The Company can repurchase the notes voluntarily 30 months after the issue date.

The carrying value of convertible notes as of June 30, 2022 measured at amortized cost does not differ significantly from their fair value.

7.18.   Changes in allowances and provisions

				Currency
			Uses and	conversion
Item	06/30/2021	Additions	reversals	difference	06/30/2022
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(5,858,503)	(1,598,042)	—	314,293	(7,142,252)
Allowance for obsolescence	(1,112,950)	(849,641)	270,032	587,809	(1,104,750)

Total deducted from assets	(6,971,453)	(2,447,683)	270,032	902,102	(8,247,002)

INCLUDED IN LIABILITIES

Provisions for contingencies	(449,847)	(292,732)	—	139,557	(603,022)

Total included in liabilities	(449,847)	(292,732)	—	139,557	(603,022)

Total	(7,421,300)	(2,740,415)	270,032	1,041,659	(8,850,024)

			Additions		Currency
			from business	Uses and	conversion
Item	06/30/2020	Additions	combination	reversals	difference	06/30/2021
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,886,832)	(698,741)	(852,926)	284,727	(704,731)	(5,858,503)
Allowance for impairment of related parties	(768)	—	—	565	203	—
Allowance for obsolescence	(1,107,870)	(643,530)	(8,850)	474,945	172,355	(1,112,950)

Total deducted from assets	(4,995,470)	(1,342,271)	(861,776)	760,237	(532,173)	(6,971,453)

INCLUDED IN LIABILITIES

Provisions for contingencies	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total included in liabilities	(417,396)	(162,321)	—	3,503	126,367	(449,847)

Total	(5,412,866)	(1,504,592)	(861,776)	763,740	(405,806)	(7,421,300)

				Currency
			Uses and	conversion
Item	06/30/2019	Additions	reversals	difference	06/30/2020
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,360,224)	(1,520,928)	2,115	992,205	(3,886,832)
Allowance for impairment of related parties	(75,596)	(879)	45,516	30,191	(768)
Allowance for obsolescence	(406,818)	(984,207)	6,390	276,765	(1,107,870)

Total deducted from assets	(3,842,638)	(2,506,014)	54,021	1,299,161	(4,995,470)

INCLUDED IN LIABILITIES

Provisions for contingencies	(439,740)	(208,377)	7,852	222,869	(417,396)

Total included in liabilities	(439,740)	(208,377)	7,852	222,869	(417,396)

Total	(4,282,378)	(2,714,391)	61,873	1,522,030	(5,412,866)